Restricted Net Asset Parent Only Financial Information (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling expenses	¥ 854,315	$ 131,884	¥ 1,095,145	¥ 1,064,263
General and administrative expenses	523,150	80,760	615,131	741,168
Research and development expenses	396,991	61,285	573,792	288,558
Total operating expenses	5,415,355	835,987	2,453,439	2,577,236
Interest income	22,632	3,494	35,026	31,372
Foreign currency exchange gain (losses)	(132,709)	(20,487)	(243,386)	(32,230)
Loss before income taxes	(5,167,645)	(797,747)	(1,311,612)	(2,023,873)
Income tax expense	731,191	112,876	89,723	31,025
Foreign currency exchange translation adjustment, net of nil tax	(121,215)	(18,712)	23,040	49,089
Cash flow hedging derivatives, net of nil tax	(749)	(116)	(273)	(1,070)
Comprehensive loss	(5,732,611)	(884,963)	(1,277,588)	(1,891,920)
Yingli Green Energy Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling expenses	76,890	11,870	282,636	191,343
General and administrative expenses	54,101	8,352	37,543	18,187
Research and development expenses	1,295	199	4,091	3,041
Total operating expenses	132,286	20,421	324,270	212,571
Equity in losses of subsidiaries	(5,480,390)	(846,026)	(980,267)	(1,724,346)
Interest expense	(2,810)	(434)	(4,328)	(4,244)
Interest income	0	0	1	4
Foreign currency exchange gain (losses)	12,895	1,991	8,771	(3,511)
Other income	406	64	284	243
Loss before income taxes	(5,602,185)	(864,828)	(1,299,809)	(1,944,425)
Income tax expense	0	0	0	0
Net loss	(5,602,185)	(864,828)	(1,299,809)	(1,944,425)
Foreign currency exchange translation adjustment, net of nil tax	(131,336)	(20,275)	22,494	53,575
Cash flow hedging derivatives, net of nil tax	(749)	(116)	(273)	(1,070)
Comprehensive loss	¥ (5,734,270)	$ (885,219)	¥ (1,277,588)	¥ (1,891,920)